Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016
06.30 Fidelity Advisor Series Growth & Income Fund PRO-02 | Fidelity Advisor® Series Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
06.30 Fidelity Advisor Series Growth & Income Fund PRO-02 | Fidelity Advisor® Series Growth & Income Fund | Fidelity Advisor Series Growth & Income Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.02%	[2]
1 year	rr_ExpenseExampleYear01	$ 2
3 years	rr_ExpenseExampleYear03	6
5 years	rr_ExpenseExampleYear05	11
10 years	rr_ExpenseExampleYear10	$ 26

[1]	Adjusted to reflect current fees.
[2]	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.